Note 1 - Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands		Jun. 30, 2016		Jun. 30, 2015
Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit [Member]
Assets, fair value			[1]
Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit Restricted [Member]
Assets, fair value
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Assets, fair value	[2]	12,654		18,128
Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member]
Assets, fair value	[1]	50		50
Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit Restricted [Member]
Assets, fair value	[3]	2,262		1,635
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Assets, fair value
Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit [Member]
Assets, fair value			[1]
Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit Restricted [Member]
Assets, fair value
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Assets, fair value
Certificates of Deposit [Member]
Assets, fair value		50	[1]	50
Certificates of Deposit Restricted [Member]
Assets, fair value		2,262		1,635
Money Market Funds [Member]
Assets, fair value		$ 12,654		$ 18,128

[1]	Amount included in current assets on the Company's consolidated balance sheets.
[2]	Amount included in cash and cash equivalents on the Company's consolidated balance sheets.
[3]	Amount included in assets of discontinued operations on the Company's consolidated balance sheets.